Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits beginning balance	$ 14,039	$ 16,387	$ 14,411	$ 13,800
Increases for tax positions taken during a prior period	416	472	1,889
Decreases for tax positions taken during a prior period	(291)	(708)	(676)
Increases for tax positions taken during the current period	2,153	2,136	3,801
Settlements with taxing authorities (increases)			58
Settlements with taxing authorities (decreases)	(1,788)	(4,190)
Lapses in the applicable statutes of limitations	(938)	(58)	(3,096)
Unrecognized tax benefits ending balance	$ 13,591	$ 14,039	$ 16,387	$ 13,800